MomentumShares International Quantitative Momentum ETF
MomentumShares International Quantitative Momentum ETF
Investment Objective
The Fund seeks long-term capital appreciation.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.  The fees and expenses are expressed as a percentage of the Fund’s average daily net assets. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MomentumShares International Quantitative Momentum ETF MomentumShares International Quantitative Momentum ETF
Management Fee:	0.79%
Distribution and/or Service (12b-1) Fees:	none
Other Expenses:	none	[1]
Total Annual Fund Operating Expenses:	0.79%	[1]
[1]	Based on estimated amounts for the current fiscal year.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods.  The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	One Year:	Three Years:
MomentumShares International Quantitative Momentum ETF | MomentumShares International Quantitative Momentum ETF | USD ($)	81	252

Portfolio Turnover
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  Because the Fund recently commenced operations, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies
Under normal circumstances, the Fund seeks to achieve its investment objective by investing primarily—generally greater than 80%, but at least 65% of its net assets, plus any borrowings for investment purposes—in equity securities of international companies that Empowered Funds, LLC  (“the Adviser”) believes, based on quantitative analysis, have positive momentum.  A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities.

The Fund will invest primarily in the exchange-listed common stock of international companies and depositary receipts.  The Fund may invest in securities of companies in any industry and of any market capitalization. Although the Fund generally expects to invest in companies with larger market capitalizations, the Fund may invest in small- and mid-capitalization companies.

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index.  Rather, the Adviser has discretion on a daily basis to execute strategic decisions within the Fund’s portfolio in accordance with the Fund’s investment objective.

The Adviser utilizes a quantitative model to identify which securities the Fund might purchase and sell as well as opportune times for purchases and sales. While the Fund will generally invest in approximately 50 international equity securities as determined by its quantitative momentum factors, the specific quantity of holdings in the Fund at any given time will be based on a number of factors, including the asset size of the Fund and the number of companies that satisfy the Adviser’s quantitative measurements at any one time. The Fund’s portfolio will be rebalanced to the Adviser’s internal target allocations, developed pursuant to the Adviser’s strategy described above, at least annually.

The Fund is a non-diversified fund and therefore may invest a greater portion of its assets in the securities of one or more issuers than a diversified fund.

Principal Risks
An investment in the Fund involves risks, including those described below.  There is no assurance that the Fund will achieve its investment objective.  An investor may lose money by investing in the Fund.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Management Risk.  The Fund is actively managed using proprietary investment strategies and processes.  There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective. As a result, the Fund could underperform compared to other funds with similar investment objectives.

Foreign Investment Risk.  Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

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Risks Related to Investing in Australia: To the extent the Fund invests in Australian securities, it will be subject to risks related to investing in Australia. Investments in Australian issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to Australia. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. This makes the Australian economy susceptible to fluctuations in the commodity markets. Australia is also dependent on trading with key trading partners.

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Risks Related to Investing in Europe: To the extent the Fund invests in European securities, it will be subject to risks related to investing in Europe. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.

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Risks Related to Investing in Japan: As of January 21, 2016, a significant portion of the Fund’s assets was invested in Japanese securities. To the extent the Fund invests in Japanese securities, it will be subject to risks related to investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosure rates may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.

Depositary Receipts Risk. The risks of investments in depositary receipts, including American Depositary Receipts (“ADRs”), are substantially similar to Foreign Investment Risk. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Momentum Style Risk.  Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns.  These securities may be more volatile than a broad cross-section of securities.  Returns on securities that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market.  Momentum can turn quickly and cause significant variation from other types of investments, and stocks that previously exhibited high momentum may not experience continued positive momentum.  In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of the Fund using a momentum strategy may suffer.

Quantitative Security Selection Risk.  Data for some companies may be less available and/or less current than data for companies in other markets.  The Adviser uses a quantitative model to generate investment decisions and its processes and stock selection could be adversely affected if it relies on erroneous or outdated data.  In addition, securities selected using the quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends.

Equity Investing Risk.  An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.  The values of equity securities could decline generally or could underperform other investments.  In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Investment Risk.  When you sell your Shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Premium-Discount Risk.  The Shares may trade above or below their net asset value (“NAV”).  The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on BATS Exchange, Inc. (“Exchange”) or other securities exchanges.  The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares.

Secondary Market Trading Risk.  Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker.  Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

Small and Medium Capitalization Company Risk.  Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies.  These companies’ securities may be more volatile and less liquid than those of more established companies.  Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Trading Risk.  Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained.  In addition, trading in Shares on the Exchange may be halted.

Non-Diversification Risk.  Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss.

Portfolio Turnover Risk.  The Fund’s investment strategy may from time to time result in higher turnover rates. This may increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes.

Performance
Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.  When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.  Past performance does not necessarily indicate how the Fund will perform in the future.  Updated performance information is also available on the Fund’s website at www.momentumshares.com or by calling the Fund at (215) 882-9983.